Asset Retirement Obligations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Balance as at December 31, 2009	$ 385
Additions to liabilities	26
Liabilities settled	(6)
Accretion expense	22	17	22
Change in assumptions	76
Other movements	2
Translation	25
Balance as at December 31, 2010	530	385
Carrying Reported Amount Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	117	69
Assets Held In Trust Cash	32	53
Balances held in the trust and bond	149	122
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	118	69
Assets Held In Trust Cash	32	53
Balances held in the trust and bond	$ 150	$ 122